Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
REVENUE	$ 15,101,281	$ 8,130,749
COST OF GOODS SOLD	12,340,975	5,017,333
GROSS PROFIT	2,760,306	3,113,416
OPERATING EXPENSES
General and administrative expenses	2,738,038	2,357,209
Payroll and employee benefits	2,546,232	1,901,081
Wind farm administration expenses	357,762	395,732
Total operating expenses	5,642,032	4,654,022
OPERATING INCOME (LOSS)	(2,881,726)	(1,540,606)
OTHER INCOME (EXPENSE)
Interest and dividend income	3,061	17,429
Interest expense	(831,191)	(911,534)
Gain (Loss) on fair value of interest rate swap	663,509	(111,010)
Loss on equity investment		(400,000)
Total other expense, net	(164,621)	(1,405,115)
INCOME (LOSS) BEFORE INCOME TAXES	(3,046,347)	(2,945,721)
INCOME TAX BENEFIT (EXPENSE)
NET INCOME (LOSS)	(3,046,347)	(2,945,721)
LESS NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTEREST	222,618	(130,369)
NET INCOME (LOSS) ATTRIBUABLE TO JUHL ENERGY, INC.	(3,268,965)	(2,815,352)
PREFERRED DIVIDENDS	760,145	710,440
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (4,029,110)	$ (3,525,792)
WEIGHTED AVERAGE SHARES OUTSTANDING - BASIC AND DILUTED (in Shares)	23,513,996	22,474,217
NET INCOME (LOSS) PER SHARE - BASIC AND DILUTED (in Dollars per share)	$ (0.17)	$ (0.16)